Summary of Significant Accounting Policies - Schedule of Intangible Assets Useful Life (Details)	Dec. 31, 2025
Customer Relationships [Member]
Schedule of Intangible Assets Useful Life [Line Items]
Useful life	7 years 3 months
Software [Member]
Schedule of Intangible Assets Useful Life [Line Items]
Useful life	5 years